Related Party Transactions (Details Narrative)							12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	May 06, 2024 USD ($)	May 06, 2024 CNY (¥)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Ownership description							Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company.
Cost of supply sales							$ 7,669,249	$ 10,346,151
Cash FDIC insured amount							250,000
Unpaid registered capital							17,535,207			¥ 128,000,000
CEO and CFO [Member]
Related Party Transaction [Line Items]
Other receivables							3,762,422	2,684,029
Cash FDIC insured amount							130,000	125,000
Payment Extension Agreement [Member]
Related Party Transaction [Line Items]
Other receivables								4,595,380
Related party offset			$ 2,054,907	¥ 15,000,000
Accounts payable							1,296,721	4,364,105			$ 746,480	$ 6,835,124
Repayments of Related Party Debt								628,003	¥ 4,440,000
Sales Under Indirect Supply Model [Member]
Related Party Transaction [Line Items]
Purchases from related party							6,914,900	8,593,998
Accounts payable							17,870	18,378
Sales Under OEM Supply Model [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss							8,295,591	5,209,169
Cost of supply sales							9,561
Vendor C [Member]
Related Party Transaction [Line Items]
Purchases from related party								438,230
Related party transaction, advanced							230,204	219,734
Other receivables													$ 2,054,907	¥ 15,000,000
Vendor B [Member]
Related Party Transaction [Line Items]
Purchases from related party
Payment to settle payable amount					$ 2,054,907	¥ 15,000,000
Related party offset	$ 2,054,907	¥ 15,000,000
Deposit to vendor - related party | ¥
Vendor A [Member]
Related Party Transaction [Line Items]
Purchases from related party							6,913,738	8,552,684
Accounts payable							$ 5,873,177	$ 2,871,033
Shanghai Haozong Rubber & Plastic Technology Co., Ltd [Member] | Jun Tong [Member]
Related Party Transaction [Line Items]
Ownership percentage							30.00%			30.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Related Party Transaction [Line Items]
Ownership percentage							90.00%			90.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage							70.00%			70.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Hangzhou Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage							63.00%			63.00%